Stock Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stock Based Compensation

NOTE 12—STOCK BASED COMPENSATION

Stock-Based Compensation Plans

The Company’s 2010 Equity Incentive Plan and 2005 Equity Incentive Plan are described in its Annual Report. As of March 31, 2013, the Company had 5,346,715 authorized shares available for future issuance under all of its stock incentive plans.

Stock-based Compensation

The following table shows total stock-based compensation expense included in the Condensed Consolidated Statements of Operations for the three and nine months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Cost of sales	$124	$41	$309	$74
Research and development	324	133	991	365
Sales, general and administrative	252	156	949	593

	$700	$330	$2,249	$1,032

Stock Options

The following is a summary of option activity for the Company’s stock incentive plans for the nine months ended March 31, 2013:

	Common Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2012	3,347,445	$1.45
Granted	672,000	11.21
Exercised	(136,182)	2.29
Forfeitures and cancellations	(147,751)	5.55

Balance, March 31, 2013	3,735,512	$3.01	6.28	$40,087

Vested and expected to vest as of March 31, 2013	3,660,648	$2.88	6.22	$39,783

Vested and exercisable as of March 31, 2013	2,668,567	$0.84	5.25	$34,407

During the three months ended March 31, 2013 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $1.1 million and $406,000, respectively, as determined as of the date of option exercise. During the nine months ended March 31, 2013 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $1.5 million and $47.0 million respectively.

As of March 31, 2013, the Company had unrecognized compensation costs of $4.0 million related to stock options which the Company expects to recognize over a weighted-average period of 3.5 years. Future option grants will increase the amount of compensation expense to be recorded in these periods.

The Company estimates the fair value of employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. For the three and nine months ended March 31, 2013 and 2012, the fair value of employee stock options was estimated using the following weighted average assumptions:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Expected term	6.1 years	6.1 years	6.1 years	6.1 years
Expected volatility	52%	51%	52%	49%
Risk-free interest rate	1.0%	1.2%	0.8%	1.6%
Expected dividend yield	—	—	—	—
Weighted average grant date fair value	$6.69	$9.86	$5.51	$5.05

Restricted Stock Units (“RSUs”)

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs, June 30, 2012	453,620	$9.42
RSUs granted	586,500	13.92
RSUs vested	(48,595)	12.79
RSUs cancelled	(287,090)	5.03

Non-vested RSUs, March 31, 2013	704,435	$14.73

The intrinsic value of RSUs vested in the three months ended March 31, 2013 and 2012 was $389,000 and $25,000, respectively. The intrinsic value of RSUs vested in the nine months ended March 31, 2013 and 2012 was $622,000 and $25,000, respectively. The total intrinsic value of all outstanding RSUs was $9.7 million as of March 31, 2013.

As of March 31, 2013, there was unrecognized compensation costs related to RSUs of $8.5 million which the Company expects to recognize over a weighted average period of 3.9 years.

NOTE 11—STOCK BASED COMPENSATION

Stock-Based Compensation Plans

2010 Equity Incentive Plan

In March 2010, the Company’s board of directors and stockholders approved the 2010 Equity Incentive Plan (the “2010 Plan”). The 2010 Plan replaced the 2005 Equity Incentive Plan (the “2005 Plan”), and no further awards will be granted pursuant to the 2005 Plan. Under the terms of the 2010 Plan, nonstatutory stock options, stock appreciation rights, restricted stock, and restricted stock units (“RSUs”) may be granted to employees or non-employee service providers. Incentive stock options may be granted only to employees.

The maximum aggregate number of shares that may be awarded under the 2010 Plan as of June 30, 2012 was 8,000,000 shares, plus any shares subject to stock options or similar awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to (but not repurchased by) the Company. As of June 30, 2012, the Company had 1,649,294 authorized shares available for issuance under the 2010 Plan.

The 2010 Plan is administered by the board of directors or a committee of the Company’s board of directors. Subject to the terms and conditions of the 2010 Plan, the administrator has the authority to select the persons to whom awards are to be made, to determine the number of shares to be subject to awards and the terms and conditions of awards, and to make all other determinations and to take all other actions necessary or advisable for the administration of the 2010 Plan. The administrator is also authorized to adopt, amend or rescind rules relating to administration of the 2010 Plan. Options and RSUs generally vest over a four year period from the date of grant and generally expire five to ten years from the date of grant. The terms of the 2010 Plan provide that an option price shall not be less than 100% of fair market value on the date of grant.

2005 Equity Incentive Plan

With the adoption of the 2010 Plan, no additional awards may be granted under the 2005 Plan. In February 2005, the Company’s board of directors and the stockholders approved the 2005 Plan, which was amended and restated in March 2006. The 2005 Plan provided for the issuance of stock options, restricted stock and stock bonuses to employees, consultants, advisors, directors and officers of the Company. The 2005 Plan was administered by the Company’s board of directors, who determined the terms and conditions for each grant. The terms of the options granted under the 2005 Plan were determined at the time of grant. The Company made use of different vesting schedules through fiscal 2009, but subsequent new grants generally vested as to 25% on the first anniversary of the date of grant and monthly thereafter over the next three years and generally have a term of 10 years from the date of grant. The option prices were determined by the Company’s board of directors.

Employee Stock-based Compensation

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for fiscal 2012, 2011 and 2010 (in thousands):

	Years Ended June 30,
	2012	2011	2010
Cost of revenues	$117	$30	$124
Research and development	542	285	26,221
Sales, general and administrative	834	637	9,814

	1,493	952	36,159

Stock Options

The following is a summary of option activity for the Company’s stock incentive plans for fiscal 2012, 2011 and 2010:

	Common Stock Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2009	7,180,000	$0.04	7.64	$5,516
Granted	594,340	1.87
Options repurchased and cancelled	(794,660)	0.04
Forfeitures and cancellations	(1,183,510)	0.07

Balance, June 30, 2010	5,796,170	$0.23	6.92	$12,642
Granted	1,149,062	3.42
Forfeitures and cancellations	(773,525)	1.03

Balance, June 30, 2011	6,171,707	$0.72	6.44	$43,135
Granted	161,000	10.44
Exercised	(2,885,470)	0.28
Forfeitures and cancellations	(99,792)	4.71

Balance, June 30, 2012	3,347,445	$1.45	6.62	$42,920

Vested and expected to vest as of June 30, 2012	3,306,522	$1.41	6.60	$42,518

Vested and exercisable as of June 30, 2012	2,496,755	$0.55	6.03	$34,197

Additional information regarding options outstanding as of June 30, 2012 is as follows (in thousands, except weighted average exercise price amounts and contractual life):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.01 – $0.04	303,680	4.53	$0.01	303,680	$0.01
$0.05 – $0.39	1,764,890	5.78	0.05	1,764,890	0.05
$0.40 – $2.89	404,840	7.68	1.65	142,575	1.41
$2.90 – $4.07	438,132	8.25	2.90	183,872	2.90
$4.08 – $8.64	389,903	8.81	5.51	101,738	5.42
$8.65 – $26.28	46,000	9.30	14.82	—	—

$0.01 – $26.28	3,347,445	6.62	$1.45	2,496,755	$0.55

During fiscal 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $48.6 million as determined as of the date of option exercise. The Company had no option exercises during fiscal 2011 or 2010.

As of June 30, 2012, the Company had unrecognized compensation costs of $1.8 million related to stock options which the Company expects to recognize over a weighted-average period 2.7 years. Future option grants will increase the amount of compensation expense to be recorded in these periods.

The Company estimates the fair value of employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options was estimated using the following weighted average assumptions:

	Years Ended June 30,
	2012	2011	2010
Expected term	6.1 years	6.1 years	6.1 years
Expected volatility	49%	65%	65%
Risk-free interest rate	1.6%	4.2%	4.5%
Expected dividend yield	—	—	—
Weighted average grant date fair value	$5.05	$2.10	$1.14

Expected term. Expected term represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company has limited historical option exercise data, the expected term of the stock options granted to employees was calculated based on the simplified method. Under the simplified method, the expected term is equal to the average of an option’s weighted-average vesting period and its contractual term. The Company is permitted to continue using the simplified method until sufficient information regarding exercise behavior, such as historical exercise data or exercise information from external sources, becomes available.

Expected volatility. The expected volatility was based on the historical stock volatilities of a group of publicly listed comparable companies over a period equal to the expected terms of the options, as the Company does not have any trading history to use the volatility of the Company’s common stock.

Expected dividend yield. The Company has never paid dividends on the Company’s common stock and does not expect to pay dividends on its common stock.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Fair value of common stock. The Company’s common stock began trading on the NASDAQ Global Select Market on October 14, 2011, upon its initial public offering. The fair value of the Company’s common stock is determined using the market price of the Company’s common stock as of the date of grant. Prior to October 14, 2011, the fair value of the shares of common stock underlying the stock options has historically been the responsibility of and determined by the Company’s board of directors. Because there had been no public market for the Company’s common stock, its board of directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including independent third-party valuations of its common stock, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, amongst other factors.

Forfeiture rate. The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Cash received from stock option exercises during the fiscal 2012, 2011 and 2010 were $811,000, zero and zero, respectively.

Restricted Stock Units (“RSUs”)

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
RSUs granted	501,180	$1.92
RSUs vested	—	—

Non-vested RSUs, June 30, 2010	501,180	$1.92
RSUs granted	112,500	5.14
RSUs vested	(125,295)	1.92

Non-vested RSUs, June 30, 2011	488,385	$2.66
RSUs granted	169,710	22.33
RSUs vested	(146,475)	2.37
RSUs cancelled	(58,000)	8.04

Non-vested RSUs, June 30, 2012	453,620	$9.42

The intrinsic value of RSUs vested in fiscal 2012 and 2011 was $3.5 million and $640,000, respectively. No RSUs vested during fiscal 2010. The total intrinsic value of all outstanding restricted stock units was $6.5 million as of June 30, 2012.

As of June 30, 2012, there was unrecognized compensation costs related to RSUs of $3.7 million which the Company expects to recognize over a weighted average period of 3.7 years.